Share-Based Compensation (Tables)	6 Months Ended
Jun. 30, 2022
Share-Based Compensation
Schedule of Stock option activities

			Weighted
		Weighted	average	Weighted
		average	remaining	average
	Number of	exercise	contractual	grant date
	shares	price	term	fair value
		US$		US$
Outstanding as of January 1, 2021	93,464,488	0.0000001	2.98	1.38
-Grant to Employees	917,000	0.0000001	4.61	0.34
-Exercised	(40,128,450)	0.0000001
-Forfeited	(4,000,000)	0.0000001
Outstanding as of June 30, 2021	50,253,038	0.0000001	2.52	1.36
Exercisable as of June 30, 2021	32,957,621	0.0000001	2.50	1.37

Outstanding as of January 1, 2022	130,156,288	0.0000001	4.02	0.44
-Grant to Employees	—	—
-Exercised	—	—
-Forfeited	(6,523,225)	0.0000001
Outstanding as of June 30, 2022	123,633,063	0.0000001	3.51	0.45
Exercisable as of June 30, 2022	38,489,988	0.0000001	1.58	1.33

Schedule of assumptions using Binomial Option Pricing Model

	2019	2021
Expected volatility	60%	48.56%
Risk-free interest rate (per annum)	2.8%	1.25%
Exercise multiple	2.2	2.2
Expected dividend yield	0%	0%
Contractual term (in years)	5	5